SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Basic and Diluted Loss Per Ordinary Share

The Company’s net (loss) income is adjusted for the portion of income that is attributable to Ordinary Shares subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted loss per ordinary share is calculated as follows:

	Year Ended December 31,
	2020	2019
Net (loss) income	$(583,689)	$1,762,447
Less: Income attributable to Ordinary Shares subject to possible redemption	(39,544)	(2,058,429)
Adjusted net loss	$(623,233)	$(295,982)

Weighted average shares outstanding, basic and diluted	3,592,787	3,446,449

Basic and diluted net loss per ordinary share	$(0.17)	$(0.09)